Capital (Details) - ILS (₪) ₪ / shares in Units, ₪ in Millions		1 Months Ended
	Dec. 02, 2019	Jan. 20, 2019
Capital (Details) [Line Items]
Ordinary shares issued (in Shares)		7,385,600
Ordinary shares par value	₪ 4.175	₪ 0.1
Proceeds from issuance of ordinary shares (in New Shekels)		₪ 118
Offering price per share		₪ 16
Total consideration (in New Shekels)	₪ 330
Searchlight-Fuhrer [Member]
Capital (Details) [Line Items]
Ordinary shares issued (in Shares)	79,041,918
Ordinary shares par value	₪ 0.1